Share-Based Payment Arrangements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary Of Share-Based Compensation
The Company recorded share-based compensation as follows:

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Stock options (a)	$58,876	$140,090	$379,464	$387,880
Restricted share units (b)	426,156	308,178	550,029	796,307

Total	$485,032	$448,268	$929,493	$1,184,187

The Company recorded share-based compensation as follows.

	Year Ended December 31,
	2021	2020	2019
Stock options (a)	$908,293	$677,452	$820,613
Restricted share units (b)	959,622	776,783	647,748
Total	$1,867,915	$1,454,235	$1,468,361

Summary Of Weighted-Average Exercise Prices Of Stock Options
a) Stock Options

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)
Outstanding, December 31, 2021	866,789	$8.81	7.5
Granted	347,049	4.05	9.8
Forfeited	(256,934)	7.59	8.7
Expired	(91,689)	10.46	2.6
Cancelled	(6,480)	7.45	8.7

Outstanding, September 30, 2022	858,735	$7.03	6.3

Movement in the number of stock options outstanding and their related weighted-average exercise prices were as follows:

	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
	2021	2021	2020	2020	2019	2019
Opening balance	423,303	$11.01	349,657	$11.48	95,000	$11.70
Granted	487,775	7.10	153,828	9.99	323,278	11.20
Exercised	–	–	(7,639)	10.50	(50,838)	10.62
Forfeited	(40,088)	9.87	(32,777)	11.52	(17,783)	10.35
Expired	(4,201)	11.03	(6,433)	10.67	–	–
Cancelled	–	–	(33,333)	10.50	–	–
Outstanding at December 31	866,789	$8.81	423,303	$11.01	349,657	$11.48
Exercisable at December 31	275,473	$11.10	161,244	$11.70	17,014	$12.87

Summary Of Company's Stock Options Outstanding
The following summarizes information about the Company’s stock options outstanding at December 31, 2021:

	Options Outstanding			Options exercisable
Range of prices	Number	Weighted average exercise price	Weighted average life (years)	Number	Weighted average exercise price

$5.67 - $8.70	506,502	$6.88	9.0	25,389	$6.56

$8.71 - $10.95	200,706	$10.67	4.9	138,622	$10.57

$10.96 - $12.59	104,303	$11.78	6.1	71,461	$11.78

$12.60 - $18.02	55,278	$14.11	6.4	40,001	$14.59

	866,789	$8.81	7.5	275,473	$11.10

Summary Of Indirect Measurement Of Fair Value Of Goods Or Services Received, Share Options Granted During Period

	2021	2020	2019

Grant date share price	$ 7.00	$ 8.93	$ 10.88

Exercise price	$ 7.10	$ 9.74	$ 11.13

Risk-free rate	1.32%	0.36%	1.57%

Expected life, years	6.2 years	5.0 years	3.9 years

Expected volatility	75%	66%	54%

Expected dividends	– %	– %	– %

Forfeiture rate	7%	– %	10%

Summary Of Company's Obligation To Issue Shares On The Vesting Of Rsus
The Company’s obligation to issue shares on the vesting of RSUs is an unfunded and unsecured obligation of the Company. A continuity of RSUs is as follows:

Number of RSUs
Outstanding, December 31, 2021	208,674
Granted	361,768
Exercised	(22,696)
Forfeited	(58,763)
Cancelled	(13,801)

Outstanding, September 30, 2022	475,182

Exercisable at September 30, 2022	151,556

The Company’s obligation to issue shares on the vesting of RSUs is an unfunded and unsecured obligation of the Company. A continuity of RSUs is as follows:

Number of RSUs	2021	2020	2019

Outstanding at January 1	222,222	151,790	101,778

Granted	73,164	123,797	71,640

Exercised 1	(71,190)	(35,877)	(11,905)

Forfeited	(7,074)	(3,332)	(9,723)

Withheld 1	(8,448)	(14,156)	–

Outstanding at December 31	208,674	222,222	151,790

Exercisable at December 31	115,468	33,516	32,036